Annual Total Returns[BarChart] - Small Cap Value Portfolio - Small Cap Value Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.36%)	16.33%	31.76%	0.22%	(5.45%)	32.39%	11.65%	(12.73%)	25.89%	9.29%